Pension and Non-pension Post-employment Benefit Plans - Additional Information (Details) £ in Millions	1 Months Ended						3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 GBP (£)	Apr. 30, 2017 USD ($)	Apr. 30, 2017 GBP (£)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 GBP (£)	Jun. 30, 2018 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of fair value of plan assets [line items]
Percentage of plan members that are active employees of the Company										1.00%
Losses on pension and non-pension post-employment benefit plans							$ 63,300,000		$ 1,900,000	$ 4,100,000	$ 0	$ 1,900,000
Plan assets, at fair value										$ 328,500,000	293,000,000
Percentage of plan assets held with financial institutions with a rating of A- or above										97.00%
Employer contributions										$ 13,800,000	13,300,000	11,900,000
Estimate of contributions expected to be paid to plan for next annual reporting period										13,100,000
Level 1
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value										28,700,000	26,500,000
Level 3
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value										299,800,000	266,500,000
Level 2
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value										0	0
UK Main Pension Plan
Disclosure of fair value of plan assets [line items]
Cost of annuity purchased	$ 209,200,000	£ 156.1			$ 154,300,000	£ 123.7
Non-cash loss recorded in other comprehensive income								$ 17,000,000
Reduction in pension assets								$ 17,000,000
UK Supplementary Pension Plan
Disclosure of fair value of plan assets [line items]
Cost of annuity purchased			$ 11,700,000	£ 9.1
Pension Plans
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value										328,500,000	293,000,000
Defined Contribution Pension Plans
Disclosure of fair value of plan assets [line items]
Employer contributions										10,100,000	9,600,000	9,400,000
Estimate of contributions expected to be paid to plan for next annual reporting period										10,100,000
Defined Benefit Pension Plans
Disclosure of fair value of plan assets [line items]
Employer contributions										3,700,000	3,700,000	2,500,000
Estimate of contributions expected to be paid to plan for next annual reporting period										3,000,000
Other Benefit Plans
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value										1,800,000	0
Employer contributions										9,100,000	$ 4,800,000	$ 4,500,000
Estimate of contributions expected to be paid to plan for next annual reporting period										$ 4,400,000